Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 152,718	$ 158,170
Restricted cash (note 3)	3,160	0
Short-term investment (note 4)	50,274	18,908
Accounts receivable – net (note 5)	113,736	74,464
Income tax receivable	0	2,999
Inventories (note 6)	27,846	25,091
Prepaid expenses and deposits (including prepaid expenses to a related party of 2019 - $nil, 2018 - $354)	1,873	4,543
Total current assets	349,607	284,175
Property, plant and equipment – net (note 7)	74,310	70,920
Prepaid land lease payments (note 8)	7,965	8,304
Right-of-use assets (note 9 and 11(b))	6,636	0
Long–term inventories	0	90
Long–term prepaid expenses to a related party	23	23
Prepayments for acquisition of equipment	2,390	470
Deferred tax assets (note 13)	11,368	5,798
Total assets	452,299	369,780
Current liabilities
Short-term bank loans (note 10)	5,934	3,321
Loan from a non-controlling shareholder (note 11 (a))	6,607	0
Accounts payable and accrued liabilities (note 12)	58,890	49,991
Income tax payable	1,904	0
Deferred revenue (note 14)	5,462	2,907
Deferred government grants (note 15)	2,738	1,986
Dividend payable (note 17)	5,128	0
Lease liability (note 9 and 11(b))	536	0
Total current liabilities	87,199	58,205
Deferred government grants (note 15)	3,986	5,961
Long-term bank loans (note 10)	0	3,890
Deferred revenue (note 14)	0	90
Loan from a non-controlling shareholder (note 11 (a))	1,436	6,705
Lease liability (note 9 and 11(b))	5,758	0
Other non-current liabilities (note 13)	1,725	3,001
Total long-term liabilities	12,905	19,647
Total liabilities	100,104	77,852
Commitments and contingencies (notes 16 and 22)
EQUITY
Preferred stock Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: nil	15	0
Common stock (note 17) Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 71,139,402 (2016 -57,011,761)	99	71
Additional paid-in capital	207,962	204,998
Accumulated other comprehensive loss	(4,321)	(2,099)
Statutory surplus reserves (note 19)	33,533	26,643
Accumulated earnings	56,731	23,820
Total shareholders' equity	294,019	253,433
Non-controlling interests	58,176	38,495
Total equity	352,195	291,928
Total liabilities and equity	$ 452,299	$ 369,780